Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Profit before income taxes	¥ 1,317,640	¥ 1,642,384	¥ 879,565
Depreciation, amortization and impairment losses excluding equipment on operating leases	742,863	794,366	721,630
Share of (profit) loss of investments accounted for using the equity method	(982)	(110,817)	(117,445)
Finance income and finance costs, net	(169,976)	(141,250)	(71,661)
Interest income and interest costs from financial services, net	(171,854)	(152,041)	(146,461)
Changes in assets and liabilities
Trade receivables	69,199	(138,323)	(155,924)
Inventories	(79,464)	(67,833)	(171,467)
Trade payables	112,635	36,516	105,272
Accrued expenses	72,803	157,582	42,122
Provisions and retirement benefit liabilities	128,447	263,593	90,880
Receivables from financial services	(904,344)	(1,454,357)	(41,480)
Equipment on operating leases	(690,110)	12,661	768,070
Other assets and liabilities	(58,502)	58,325	218,369
Other, net	22,065	(48,219)	(1,222)
Dividends received	126,343	158,092	244,902
Interest received	737,648	560,709	324,234
Interest paid	(439,081)	(283,447)	(159,020)
Income taxes paid, net of refund	(523,178)	(540,663)	(401,342)
Net cash provided by operating activities	292,152	747,278	2,129,022
Cash flows from investing activities:
Payments for additions to property, plant and equipment	(510,803)	(348,680)	(475,048)
Payments for additions to and internally developed intangible assets	(336,632)	(259,985)	(157,440)
Proceeds from sales of property, plant and equipment and intangible assets	12,258	14,418	16,206
Proceeds from sales of subsidiaries, net of cash and cash equivalents disposed of		(18,544)	740
Payments for acquisitions of investments accounted for using the equity method	(157,013)	(173,767)	(23,826)
Proceeds from sales of investments accounted for using the equity method	21,486
Payments for acquisitions of other financial assets	(419,222)	(282,076)	(527,334)
Proceeds from sales and redemptions of other financial assets	447,960	201,367	488,642
Net cash used in investing activities	(941,966)	(867,267)	(678,060)
Cash flows from financing activities:
Proceeds from short-term financing liabilities	8,988,964	10,020,736	9,127,333
Repayments of short-term financing liabilities	(8,648,271)	(10,045,118)	(8,684,799)
Proceeds from long-term financing liabilities	3,809,432	3,654,964	971,067
Repayments of long-term financing liabilities	(2,658,526)	(2,056,083)	(2,382,190)
Dividends paid to owners of the parent	(347,805)	(241,865)	(213,475)
Dividends paid to non-controlling interests	(67,186)	(66,855)	(51,376)
Purchases and sales of treasury stock, net	(722,037)	(250,009)	(156,622)
Repayments of lease liabilities	(78,137)	(80,513)	(78,297)
Other, net	4,043	(16,611)
Net cash provided by (used in) financing activities	280,477	918,646	(1,468,359)
Effect of exchange rate changes on cash and cash equivalents	(56,433)	352,894	145,480
Net change in cash and cash equivalents	(425,770)	1,151,551	128,083
Cash and cash equivalents at beginning of year	4,954,565	3,803,014	3,674,931
Cash and cash equivalents at end of year	¥ 4,528,795	¥ 4,954,565	¥ 3,803,014